Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (7,732,799)	$ 639,618
Other comprehensive income
Foreign currency translation adjustment	(2,320)	78,536
Comprehensive (loss) income	(7,735,119)	718,154
Comprehensive (loss) income attributable to non-controlling interests	(23,451)	183,392
Comprehensive (loss) income attributable to LGHL	$ (7,711,668)	$ 534,762